CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2022	2023

Cash	8,608,131	7,710,711
Restricted cash - current assets	158,075	42,135
Restricted cash - non-current assets	115,860	165,086

Total cash and restricted cash shown in the consolidated statements of cash flows	8,882,066	7,917,932